Contract Liabilities	12 Months Ended
Oct. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES
21.	CONTRACT LIABILITIES

	As of October 31,
	2025	2024
	US$	US$
Media and entertainment services income	388	424
Hotel operations, hospitality and VIP services income	276	760
	664	1,184

Contract liabilities carried forward from each of the beginning of the reporting period are recognized as revenue during the next reporting period.